Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (4,360,474)	$ (1,111,609)	$ (5,457,310)	$ (319,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes			3,272
Bad debt expense	49,803	16,000	326,456	554,343
Depreciation and Amortization	238,734	166,650	531,844	432,566
Amortization of financing costs	3,821		160,408	7,401
Write-off obsolete inventory			1,439,616
Gain on change in fair value of derivative liability	(455,918)		281,508
Stock and warrant based compensation	120,000
Equity in loss (earnings) unconsolidated subsidiary			42,677	(55,305)
Non-cash interest expense	4,314,978		758,044
Changes in assets and liabilities:
Account receivable-trade	(787,994)	(267,038)	560,353	(650,485)
Inventories	(551,567)	(242,218)	(665,914)	(62,790)
Prepaid expenses and other current assets	(416,748)	(51,085)	(102,031)	43,879
Deferred taxes				(103,005)
Accounts payable	(9,021)	471,054	652,240	(58,845)
Accrued expenses and other current liabilities	(183,295)	167,973	1,047,884	(49,366)
Net cash used in operating activities	(2,037,681)	(850,273)	(420,953)	(261,420)
Cash flows from investing activities
Purchase of property and equipment	(277,876)	(9,376)	(575,430)	(357,610)
Cash acquired on business combination		585,720	585,720
Net cash provided by (used in) investing activities	(277,876)	576,344	10,290	(357,610)
Cash flows from financing activities
Payment of deferred financing costs	(25,000)	(150,364)	(150,364)
Repayments to short-term loan	(42,986)	(97,384)
Proceeds from convertible debt	3,750,000	2,250,000	2,750,000
Repayment of borrowings from noteholders	(2,175,000)		(2,725,904)	(92,223)
Repayments of long term debt	(83,578)	(137,371)
Proceeds from sale of common stock	650,000		705,000
Repayment of shareholder loan		(2,742)
Advance from (payment to) shareholder			(3,211)	375,321
Net cash provided by financing activities	2,073,436	1,862,139	575,521	283,098
Net increase (decrease) in cash and cash equivalents	(242,121)	1,588,210	164,858	(335,932)
Cash and cash equivalents, beginning of period	416,333	251,475	251,475	587,407
Cash and cash equivalents, end of period	174,212	1,839,685	416,333	251,475
Supplemental disclosures of cash flow information:
Interest paid	256,482	218,497	539,616	439,018
Debt discount from warrant liability	2,755,274
Conversion of convertible note payable and acrued interest to common stock			$ 509,178